CONSOLIDATED BALANCE SHEETS € in Thousands, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Non-current assets
Property, plant and equipment	€ 4,188	€ 2,460
Intangible assets	46,608	39,972
Right of use assets	3,788	3,159
Deferred tax asset	56	47
Other long-term receivables	1,166	173
Total non-current assets	55,806	45,811
Current assets
Inventory	3,315	882
Trade receivables	2,758	1,463
Other receivables	3,212	1,775
Other current assets	1,318	1,284
Financial assets	36,138	76,968
Cash and cash equivalents	21,610	17,888
Total current assets	68,351	100,260
Total assets	124,157	146,071
Capital and reserves
Capital	4,926	4,440
Share premium	246,127	228,275
Share based payment reserve	7,661	5,645
Other comprehensive income	137	176
Retained loss	(160,829)	(118,212)
Total equity attributable to shareholders	98,022	120,324
Non-current liabilities
Financial debt	8,373	8,189
Lease liability	3,116	2,586
Pension liability	9	0
Provisions	185	59
Deferred tax liability	9	0
Total non-current liabilities	11,692	10,834
Current liabilities
Financial debt	364	388
Lease liability	851	719
Trade payables	6,155	4,985
Current tax liability	1,988	3,654
Other payables	5,085	5,167
Total current liabilities	14,443	14,913
Total liabilities	26,135	25,747
Total equity and liabilities	€ 124,157	€ 146,071